GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE - Disclosure of detailed information about general and administrative expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Selling, general and administrative expense [abstract]
Office and general	$ 18,196	$ 18,194
Wages and benefits	22,912	15,414
Professional fees	9,208	6,287
Depreciation and amortization	7,695	3,851
Travel and accommodation	668	628
Utilities	820	581
Total general and administrative expenses	$ 59,499	$ 44,955